February 11, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

VIA EDGAR

Re:	Highland Global Allocation Fund

Registration Statement on Form N-2

(Files Nos. 333-[        ] and 811-23369)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Highland Global Allocation Fund (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”) and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is the Registrant’s Registration Statement on Form N-2, including: (i) the prospectus, (ii) the statement of additional information, (iii) the signature page; and (iv) exhibits.

As has been designated on the facing sheet, it is intended that this Registration Statement become effective when declared effective pursuant to Section 8(c) under the Securities Act. This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the 1940 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, Registrant’s securities.

Please direct any questions regarding the enclosed materials to the undersigned at 617-261-3146 or George Zornada at 617-261-3231.

Sincerely,

/s/ Jon-Luc Dupuy

Jon-Luc Dupuy

Cc:	Frank Waterhouse, Highland Capital Management Fund Advisors, L.P.

K&L GATES LLP

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